RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.         RELATED PARTY TRANSACTIONS

The Group had the following balances and transactions with related parties:

Balances:

	As of	As of
	February 29,	February 28,
	2020	2021

Amounts due from related parties-current (i)	$3,642	$2,964
Amounts due to related parties-current (ii)	$4,361	$3,488

Transactions:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Services fees	$1,888	$6,350	$3,745
Other revenue	$1,374	$4,113	$1,680
Purchase of equipment	$1,068	$120	$804
Disposal gain (iii)	$760	$—	—

(i)	The amounts due from related parties represent loans and prepayments to certain investees for service fees.

In fiscal year 2020 and fiscal year 2021, the Group recorded $33,184 and $16,087 impairment loss on the amounts due from related parties, substantially all of which were provided during the year ended February 29, 2020 and the year ended February 28, 2021, respectively.

(ii)	The amounts due to related parties primarily related to service fees payable to related parties.
(iii)	As disclosed in Note 10(1), in fiscal year 2019, the Group disposed certain equity interests in BabyTree to a related party and recognized disposal gains of $760.